Schedule of Exploration and Development Activities (Details)	6 Months Ended
Jun. 30, 2023
South Akcakoca Sub Basin [member]
IfrsStatementLineItems [Line Items]
Proportion of participating share	49.00%
Cendere [Member]
IfrsStatementLineItems [Line Items]
Proportion of participating share	19.60%